13. STOCKHOLDERS' EQUITY TRANSACTIONS (Details Textual 1) (USD $)	Feb. 09, 2009	Jun. 29, 2012 VariousBoardMembersMember	Jan. 31, 2012 MidsummerInvestmentMember	Aug. 12, 2011 MidsummerInvestmentMember	Feb. 17, 2012 RHPMasterFundMember	May 08, 2012 GlobalSettlementMember	Feb. 07, 2012 GlobalSettlementMember	Jan. 31, 2012 GlobalSettlementMember	Mar. 12, 2012 CranshireMasterFundMember	Dec. 16, 2011 CranshireMasterFundMember	Jun. 30, 2012 VariousBoardMembersMember
Loss Contingencies [Line Items]
Shares Issued		1,009,720	45,878,659	36,000,000	5,183,374	800,000	1,364,171	238,237,459	4,941,605	10,730,265	792,832
Shares Issued Value	$ 4,731,000	$ 70,250	$ 7,799,373		$ 570,171	$ 26,428,179	$ 26,428,179	$ 26,428,179	$ 543,577		$ 73,500
Reduction in Accrued Settlement			7,799,373		570,171	26,356,179	26,356,179	26,356,179
Loss contingency accrual						$ 72,000	$ 72,000	$ 72,000